Financial Instruments and Risk Management (Details) - Schedule of foreign currency exchange risk on net working capital	12 Months Ended
Oct. 31, 2022 CAD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Abstract]
Cash	$ 169,715
Amounts receivable	47,846
Accounts payable and accrued liabilities	(475,464)
Due to related parties	(198,146)
Total foreign currency financial assets and liabilities	(456,049)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (45,605)